Note 6 - Other Operating Expenses	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of other expenses [text block]
Note 6.	Other Operating Expenses

The table below specifies the nature of other operating expenses.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Hosting	8,056	7,647	9,267
Audit, legal and other advisory services (1)	10,863	6,579	6,857
Software license fees	1,882	1,782	2,149
Rent and other office expenses	3,318	3,152	3,743
Travel	1,304	542	1,496
Other expenses	2,774	3,101	3,502
Total other operating expenses	28,197	22,802	27,015
(1)	Amount in 2020 includes US$3.5 million related to actions taken following a short seller report.